Cover	Jul. 07, 2022
Cover [Abstract]
Entity Registrant Name	PREMIER PRODUCT GROUP, INC.
Entity Central Index Key	0001301838
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 07, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	68-0582275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-51232
Entity Address Address Line 1	1700 W Sunn Fjord Lane L209
Entity Address City Or Town	Bremerton
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98312
City Area Code	360
Local Phone Number	620-4397